NOTES PAYABLE	12 Months Ended
Dec. 31, 2021
Notes Payable
NOTES PAYABLE

NOTE 6 - NOTES PAYABLE

During the first quarter 2021, 13 of the 15 total notes were converted into 10,937,499 shares of common stock.

In January 2021, the amounts receivable for notes payable were received.

During the first quarter of 2021, the Company entered into two (2) notes payable with a face amount of $137,500, including 25% Original Issue Discount (OID), for a total amount of cash received of $110,000. The notes are identical and carry a maturity of six months from inception and a 25% OID. The maturity is extendable at the Company’s option for up to three months with a 3% per month extension fee. In connection with the notes, the Company issued warrants to purchase 1,100,000 shares of common stock of the Company, which were recorded as a discount in the amount of $9,533, which is being amortized over the term of the notes. These notes are collateralized by Preferred C shares representing 9.24% of the issued and outstanding common stock shares. Two officers holding Preferred C shares have pledged the Preferred C shares as this collateral.

During 2020, the Company issued thirteen (13) notes payable with a face amount of $568,750, including 25% OID, for a total amount of cash received of $455,000. The notes are identical and carry a six month maturity. The maturity is extendable at the Company’s option for up to three months with a 3% per month extension fee. In connection with the notes, the Company issued warrants to purchase 4,550,000 shares of common stock of the Company, which were recorded as a discount in the amount of $54,555, which is being amortized over the term of the notes. These notes are collateralized by Preferred C shares representing 9.24% of the issued and outstanding common stock shares. Two officers holding Preferred C shares have pledged the Preferred C shares as this collateral. During the first quarter of 2021, 13 of the 15 note holders converted their notes into shares of common stock at the rate of $0.06 per share, for a total of 10,937,499 shares of common stock for a total of $656,250 convertible debt.

Curative Biotechnology, Inc

Notes to Financial Statements